ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2012 Snowflake Mill [Member]	Dec. 31, 2013 Snowflake Mill [Member]	Sep. 30, 2012 Snowflake Mill [Member] Predecessor [Member]	Dec. 31, 2011 Snowflake Mill [Member] Predecessor [Member]
Sales								4.5	0.7	142.8	181.8
Cost of sales, excluding depreciation and amortization								(5.0)	(1.1)	(142.4)	(202.9)
Depreciation and amortization								0	0	0	(7.0)
Impairment, severances and other closure costs	(11.0)	(8.7)			(161.8)			(11.0)	(0.2)	(8.7)	(161.8)
Restructuring costs								(1.1)	(0.4)	0	0
Interest expense, net								0	0	(0.1)	(0.2)
Other income (expense), net								0.7	(0.1)	0	(4.4)
Gain on sale of assets of Snowflake and shares of Apache Railway			4.1					0	4.1	0	0
Reorganization items, net (note 5)								(1.0)	0.1	4.8	0
Income tax expense	0		0	0	1.0			0	0	0	(1.0)
Earnings (loss) from discontinued operations, net of tax	(12.9)		3.1	(3.6)	(195.5)	(19.5)	(7.3)	(12.9)	3.1	(3.6)	(195.5)